Shareholder Report, Average Annual Return (Details) B578315_Direxion Auspice Broad Commodity Strategy ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	103 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Direxion Auspice Broad Commodity Strategy ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Auspice Broad Commodity Strategy ETF NAV
Average Annual Return, Percent	3.62%	10.77%	5.63%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	17.64%	15.09%
Auspice Broad Commodity Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Auspice Broad Commodity Index
Average Annual Return, Percent	0.11%	8.37%	3.62%